Equity (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 61,446	$ 72,641
Additional dividends proposed	(1,477)	(7,178)
Ending balance	58,853	65,463
Cancellation of treasury shares	(1,116)
Legal [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,846	12,846
Ending balance	12,846	12,846
Research Development Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,397	3,397
Ending balance	3,397	3,397
Capital Remuneration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8,428
Additional dividends proposed		(4,244)
Ending balance		4,184
Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,128	1,998
Ending balance	2,128	1,998
Profit Retention [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	41,598	43,038
Ending balance	40,482	43,038
Cancellation of treasury shares	(1,116)
Additional Dividends Proposed [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,477	2,934
Additional dividends proposed	$ (1,477)	$ (2,934)